Finance debt (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital market balance	$ 11,723
Financing carrying rate, Dollar	92.00%
Financing carrying rate, Pounds	8.00%
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 11,174	$ 13,971
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	11,039	$ 15,358
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 1,370